Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Accrued Liabilities [Line Items]
Accrued interest		$ 58,852	$ 56,013
Payroll and employee benefit costs		40,054	37,721
Accrued sales rebates		11,573	11,138
Derivatives		4,959	3,909
Accrued taxes - other than income		1,456	1,584
Restructuring costs		0	5,098
Freight and other		5,441	4,717
Accrued liabilities	73,004	122,335	120,180
VERSO PAPER HOLDINGS LLC
Schedule of Accrued Liabilities [Line Items]
Accrued interest		58,977	55,060
Payroll and employee benefit costs		40,054	37,721
Accrued sales rebates		11,573	11,138
Derivatives		4,959	3,909
Accrued taxes - other than income		1,431	1,478
Restructuring costs		0	5,098
Freight and other		5,441	4,717
Accrued liabilities	$ 73,095	$ 122,435	$ 119,121